Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 205,770	$ 115,306
Goodwill	308,033	311,273
Total Intangible Assets	513,803	426,579	$ 412,918
Routes [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	34,299	36,503
Total Intangible Assets	34,299	36,503	38,707
Trademarks 1 [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	3,959	3,938
Total Intangible Assets	3,959	3,938	3,938
Computer Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	84,470	70,927
Total Intangible Assets	84,470	70,927	61,804
Other Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	83,042	3,938
Total Intangible Assets	$ 83,042	$ 3,938	$ 435